Schedule of administration expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Administration Expenses
Wages and salaries	€ 2,363	€ 3,677
Depreciation and amortization	85	1,535
Professional fees	1,070	515
Consulting fees		326
Other expenses	968	962
Total	€ 4,486	€ 7,015